Segmental Analyses - Disclosure of Revenues at Current Rates and Revenues Translated (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Revenue	[1]	£ 20,292	£ 14,751	£ 13,104
Translation exchange		750	743
Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			14,008
Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		19,284
Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		20,292	14,751
Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		20,034
Current Rates | Adjusting Items
Disclosure Of Geographical Areas [Line Items]
Adjusting items Current rates		258
United States
Disclosure Of Geographical Areas [Line Items]
Revenue		4,211
Translation exchange		205
United States | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,006
United States | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,211
United States | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,211
Asia-Pacific
Disclosure Of Geographical Areas [Line Items]
Revenue			4,266	3,773
Translation exchange		189	496
Asia-Pacific | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			3,770
Asia-Pacific | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,320
Asia-Pacific | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,509	4,266
Asia-Pacific | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,509
Americas
Disclosure Of Geographical Areas [Line Items]
Revenue			2,868	2,720
Translation exchange		(53)	(146)
Americas | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			3,014
Americas | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		3,178
Americas | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		3,125	2,868
Americas | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		3,125
Western Europe
Disclosure Of Geographical Areas [Line Items]
Revenue			3,867	3,203
Translation exchange		267	396
Western Europe | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			3,471
Western Europe | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,007
Western Europe | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,532	3,867
Western Europe | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,274
Western Europe | Current Rates | Adjusting Items
Disclosure Of Geographical Areas [Line Items]
Adjusting items Current rates		258
EEMEA
Disclosure Of Geographical Areas [Line Items]
Revenue			3,750	£ 3,408
Translation exchange		142	(3)
EEMEA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			3,753
EEMEA | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		3,773
EEMEA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		3,915	£ 3,750
EEMEA | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		£ 3,915

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.